American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
October 31, 2021

Strategic Allocation: Moderate - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 44.1%
American Century Diversified Corporate Bond ETF	541,178	28,200,786
American Century Emerging Markets Bond ETF	180,239	8,828,106
American Century Focused Dynamic Growth ETF	329,247	28,912,924
American Century Focused Large Cap Value ETF	702,993	43,170,378
American Century Multisector Income ETF	720,121	35,883,629
American Century Quality Diversified International ETF	585,117	30,188,643
American Century STOXX U.S. Quality Growth ETF	537,449	41,032,888
American Century STOXX U.S. Quality Value ETF	1,039,264	52,467,451
Avantis Emerging Markets Equity ETF	367,988	23,764,665
Avantis International Equity ETF	481,741	31,150,915
Avantis International Small Cap Value ETF	156,188	10,356,826
Avantis U.S. Equity ETF	837,500	65,593,000
Avantis U.S. Small Cap Value ETF	266,115	20,932,606
TOTAL AFFILIATED FUNDS (Cost $316,552,949)		420,482,817
COMMON STOCKS — 27.6%
Aerospace and Defense — 0.3%
BAE Systems plc	130,790	986,178
General Dynamics Corp.	3,727	755,649
HEICO Corp.	3,092	430,994
Lockheed Martin Corp.	1,631	542,014
Mercury Systems, Inc.(2)	2,914	150,188
Spirit AeroSystems Holdings, Inc., Class A	1,922	79,359
		2,944,382
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	358	44,127
United Parcel Service, Inc., Class B	3,111	664,105
		708,232
Airlines — 0.1%
Ryanair Holdings plc, ADR(2)	2,430	275,829
Southwest Airlines Co.(2)	21,567	1,019,688
		1,295,517
Auto Components — 0.4%
Aptiv plc(2)	9,587	1,657,496
BorgWarner, Inc.	17,487	788,139
Bridgestone Corp.	5,800	256,588
Fox Factory Holding Corp.(2)	1,227	197,486
Hyundai Mobis Co. Ltd.	1,529	330,522
Linamar Corp.	3,112	171,165
Sumitomo Rubber Industries Ltd.	13,900	171,305
Valeo	11,835	347,737
		3,920,438
Automobiles — 0.4%
Bayerische Motoren Werke AG	7,380	745,646
Daimler AG	10,887	1,080,670
Honda Motor Co. Ltd., ADR	10,379	307,011
Nissan Motor Co. Ltd.(2)	82,100	417,877
Tesla, Inc.(2)	789	878,946
		3,430,150

Banks — 1.4%
AIB Group plc(2)	45,675	123,618
Banco Bilbao Vizcaya Argentaria SA	63,219	442,415
Banco Bradesco SA	82,649	249,830
Banco do Brasil SA	47,500	240,286
Bancorp, Inc. (The)(2)	4,146	126,660
Bank of America Corp.	22,250	1,063,105
Barclays plc	268,129	739,895
BNP Paribas SA	9,424	630,816
CaixaBank SA	96,743	278,104
Canadian Western Bank	3,512	112,347
Commerce Bancshares, Inc.	1,463	103,156
Erste Group Bank AG	9,072	389,059
First Hawaiian, Inc.	13,810	381,018
HDFC Bank Ltd., ADR	5,285	380,044
HSBC Holdings plc	92,800	558,657
JPMorgan Chase & Co.	7,185	1,220,660
Jyske Bank A/S(2)	2,401	117,138
M&T Bank Corp.	4,421	650,417
Mitsubishi UFJ Financial Group, Inc.	111,700	612,506
Mizuho Financial Group, Inc.	30,000	395,939
Prosperity Bancshares, Inc.	7,602	572,507
Regions Financial Corp.	35,233	834,317
Silvergate Capital Corp., Class A(2)	898	140,645
Societe Generale SA	8,918	297,896
Standard Chartered plc (London)	35,971	243,272
Sumitomo Mitsui Financial Group, Inc.	11,100	360,191
Triumph Bancorp, Inc.(2)	1,866	218,882
Truist Financial Corp.	16,309	1,035,132
UniCredit SpA	13,368	176,717
Virgin Money UK plc(2)	34,055	95,010
Westamerica Bancorporation	5,852	326,308
		13,116,547
Beverages — 0.2%
Celsius Holdings, Inc.(2)	3,233	312,049
MGP Ingredients, Inc.	1,549	99,461
PepsiCo, Inc.	5,808	938,573
Royal Unibrew A/S	1,019	126,586
		1,476,669
Biotechnology — 0.5%
Acceleron Pharma, Inc.(2)	663	115,481
ADC Therapeutics SA(2)	3,502	101,523
Alnylam Pharmaceuticals, Inc.(2)	2,892	461,448
Amgen, Inc.	1,273	263,473
Arcutis Biotherapeutics, Inc.(2)	3,604	76,333
Arena Pharmaceuticals, Inc.(2)	1,150	65,998
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,297	184,589
Blueprint Medicines Corp.(2)	1,337	150,399
Bridgebio Pharma, Inc.(2)(3)	2,203	108,784
CareDx, Inc.(2)	1,616	82,416
Centessa Pharmaceuticals plc, ADR(2)	3,686	63,399
CSL Ltd.	1,960	445,979
Cytokinetics, Inc.(2)	3,026	105,638
Deciphera Pharmaceuticals, Inc.(2)	2,561	85,512
Erasca, Inc.(2)	2,592	51,270

Fate Therapeutics, Inc.(2)	1,126	60,579
Global Blood Therapeutics, Inc.(2)	3,007	109,816
Halozyme Therapeutics, Inc.(2)	3,668	139,641
Heron Therapeutics, Inc.(2)	2,915	32,094
Horizon Therapeutics plc(2)	5,630	675,093
Immunovant, Inc.(2)	2,380	19,135
Insmed, Inc.(2)	4,798	144,660
Intellia Therapeutics, Inc.(2)	603	80,187
Invitae Corp.(2)(3)	2,055	54,458
Iovance Biotherapeutics, Inc.(2)	1,293	31,433
KalVista Pharmaceuticals, Inc.(2)	2,661	47,845
Karuna Therapeutics, Inc.(2)	1,126	158,068
Kinnate Biopharma, Inc.(2)(3)	1,751	41,621
Kymera Therapeutics, Inc.(2)	1,363	80,253
Natera, Inc.(2)	4,697	538,135
Relay Therapeutics, Inc.(2)	1,765	58,686
Sigilon Therapeutics, Inc.(2)	3,130	16,871
Turning Point Therapeutics, Inc.(2)	3,162	131,476
Vertex Pharmaceuticals, Inc.(2)	593	109,663
Vitrolife AB	930	60,527
		4,952,483
Building Products — 0.3%
Johnson Controls International plc	11,291	828,421
Masco Corp.	5,609	367,670
Masonite International Corp.(2)	1,507	180,855
Sanwa Holdings Corp.	8,800	102,640
Trane Technologies plc	4,360	788,855
Trex Co., Inc.(2)	1,499	159,493
Zurn Water Solutions Corp.	10,690	387,833
		2,815,767
Capital Markets — 1.2%
Ameriprise Financial, Inc.	3,498	1,056,851
Bank of New York Mellon Corp. (The)	22,043	1,304,946
BlackRock, Inc.	692	652,874
Credit Suisse Group AG	49,542	515,321
Euronext NV	1,089	122,517
flatexDEGIRO AG(2)	189	4,293
GCM Grosvenor, Inc., Class A	7,352	84,180
Intercontinental Exchange, Inc.	2,298	318,181
Intermediate Capital Group plc	4,110	123,279
LPL Financial Holdings, Inc.	7,233	1,186,357
MarketAxess Holdings, Inc.	602	246,019
Morgan Stanley	11,372	1,168,814
MSCI, Inc.	1,428	949,449
Northern Trust Corp.	11,435	1,406,963
Open Lending Corp., Class A(2)	6,190	195,109
Partners Group Holding AG	329	574,748
S&P Global, Inc.	1,625	770,510
State Street Corp.	3,582	353,006
T. Rowe Price Group, Inc.	2,849	617,891
		11,651,308
Chemicals — 0.4%
Air Liquide SA	1,931	322,395
Air Products and Chemicals, Inc.	1,015	304,307
Albemarle Corp.	1,484	371,698

Axalta Coating Systems Ltd.(2)	16,212	505,652
Diversey Holdings Ltd.(2)	10,016	174,278
Ecolab, Inc.	1,252	278,220
Element Solutions, Inc.	23,633	536,705
Koninklijke DSM NV	2,233	487,862
Linde plc	2,505	799,596
OCI NV(2)	2,292	64,975
Sherwin-Williams Co. (The)	1,322	418,558
		4,264,246
Commercial Services and Supplies — 0.2%
Brink's Co. (The)	3,223	222,000
Clean Harbors, Inc.(2)	2,430	273,472
Driven Brands Holdings, Inc.(2)	8,656	281,061
Elis SA(2)	5,717	108,552
Japan Elevator Service Holdings Co. Ltd.	4,600	99,686
Republic Services, Inc.	3,245	436,777
		1,421,548
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	2,436	998,005
Cisco Systems, Inc.	12,719	711,882
F5 Networks, Inc.(2)	7,346	1,551,108
Juniper Networks, Inc.	13,071	385,856
Telefonaktiebolaget LM Ericsson, B Shares	24,077	262,810
		3,909,661
Construction and Engineering†
Arcadis NV	3,039	148,123
Hazama Ando Corp.	10,500	71,103
JTOWER, Inc.(2)	1,300	123,508
		342,734
Construction Materials†
Eagle Materials, Inc.	1,089	161,564
Summit Materials, Inc., Class A(2)	3,369	120,105
		281,669
Consumer Finance — 0.1%
American Express Co.	3,133	544,453
goeasy Ltd.(3)	648	101,546
		645,999
Containers and Packaging — 0.4%
Amcor plc	19,602	236,596
Avery Dennison Corp.	4,228	920,520
Ball Corp.	9,154	837,408
Intertape Polymer Group, Inc.	4,888	111,062
Packaging Corp. of America	3,694	507,445
SIG Combibloc Group AG(2)	4,802	125,586
Sonoco Products Co.	18,016	1,044,027
		3,782,644
Distributors†
D'ieteren Group	984	169,665
Diversified Consumer Services†
Chegg, Inc.(2)	1,881	111,807
European Wax Center, Inc., Class A(2)	5,708	181,971
IDP Education Ltd.	5,030	142,314
		436,092
Diversified Financial Services†
Wendel SE	743	98,975

Zenkoku Hosho Co. Ltd.	2,700	130,476
		229,451
Diversified Telecommunication Services — 0.1%
BT Group plc(2)	55,464	105,372
Cellnex Telecom SA	9,136	561,861
IHS Holding Ltd.(2)	8,692	146,200
Verizon Communications, Inc.	2,482	131,521
		944,954
Electric Utilities — 0.4%
Edison International	17,823	1,121,602
Evergy, Inc.	5,924	377,655
Eversource Energy	4,258	361,504
Iberdrola SA	31,231	369,125
NextEra Energy, Inc.	14,922	1,273,294
Pinnacle West Capital Corp.	7,873	507,730
Xcel Energy, Inc.	3,926	253,580
		4,264,490
Electrical Equipment — 0.7%
AMETEK, Inc.	5,452	721,845
Eaton Corp. plc	2,955	486,866
Emerson Electric Co.	9,931	963,406
Generac Holdings, Inc.(2)	983	490,084
Hexatronic Group AB(3)	1,954	85,756
Hubbell, Inc.	2,213	441,206
Nexans SA	1,131	113,477
nVent Electric plc	39,912	1,414,880
Plug Power, Inc.(2)	6,123	234,327
Regal Rexnord Corp.	2,846	433,531
Rockwell Automation, Inc.	2,459	785,405
Schneider Electric SE	3,874	667,948
Sensata Technologies Holding plc(2)	3,754	206,845
Ushio, Inc.	4,000	71,562
		7,117,138
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	2,657	495,929
Cognex Corp.	12,549	1,099,167
Comet Holding AG	288	107,162
Fabrinet(2)	847	81,312
Hexagon AB, B Shares	30,254	486,899
Jabil, Inc.	1,354	81,186
Keyence Corp.	800	482,892
Keysight Technologies, Inc.(2)	9,635	1,734,493
National Instruments Corp.	2,715	115,306
nLight, Inc.(2)	3,977	111,833
Sesa SpA	692	135,762
TE Connectivity Ltd.	716	104,536
		5,036,477
Energy Equipment and Services — 0.1%
Baker Hughes Co.	24,328	610,146
Schlumberger NV	19,581	631,683
		1,241,829
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA(2)	710	51,639
Electronic Arts, Inc.	1,934	271,244
Live Nation Entertainment, Inc.(2)	3,789	383,257

ROBLOX Corp., Class A(2)	1,914	160,814
Roku, Inc.(2)	1,999	609,495
Sea Ltd., ADR(2)	1,246	428,088
Walt Disney Co. (The)(2)	5,749	971,984
Zynga, Inc., Class A(2)	18,908	139,541
		3,016,062
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Campus Communities, Inc.	7,994	429,438
AvalonBay Communities, Inc.	2,789	660,100
Brixmor Property Group, Inc.	7,891	184,965
Capital & Counties Properties plc	88,765	200,203
Charter Hall Group	17,665	231,763
Comforia Residential REIT, Inc.	56	163,224
CoreSite Realty Corp.	1,957	278,794
Digital Realty Trust, Inc.	4,358	687,736
DigitalBridge Group, Inc.(2)	14,670	98,289
Dream Industrial Real Estate Investment Trust	9,531	130,535
Empire State Realty Trust, Inc., Class A	10,872	105,241
Equinix, Inc.	571	477,967
Equity Residential	4,867	420,509
Essential Properties Realty Trust, Inc.	4,641	138,255
Essex Property Trust, Inc.	3,262	1,108,852
Extra Space Storage, Inc.	3,454	681,716
Fibra Uno Administracion SA de CV	206,417	205,334
Goodman Group	26,378	436,737
Healthcare Trust of America, Inc., Class A	21,588	720,823
Healthpeak Properties, Inc.	22,337	793,187
Host Hotels & Resorts, Inc.(2)	27,910	469,725
Ingenia Communities Group	48,302	238,814
Innovative Industrial Properties, Inc.(3)	2,358	620,366
Invincible Investment Corp.	402	158,930
Invitation Homes, Inc.	22,937	946,151
Iron Mountain, Inc.	4,839	220,852
Japan Hotel REIT Investment Corp.	56	33,819
Kilroy Realty Corp.	3,410	229,766
Kimco Realty Corp.	18,771	424,225
Kite Realty Group Trust	7,590	154,077
Klepierre SA(2)	12,115	288,413
LaSalle Logiport REIT	86	142,980
Life Storage, Inc.	4,864	650,852
Link REIT	13,800	122,260
Mapletree Commercial Trust	101,500	164,179
Mapletree Logistics Trust	96,600	144,855
MGM Growth Properties LLC, Class A	16,325	642,878
Mitsubishi Estate Logistics REIT Investment Corp.	29	125,401
NETSTREIT Corp.	4,687	113,613
Orix JREIT, Inc.	124	205,729
Outfront Media, Inc.	3,385	84,253
Prologis, Inc.	23,028	3,338,139
Realty Income Corp.	6,454	461,009
Regency Centers Corp.	6,220	437,950
Rexford Industrial Realty, Inc.	7,928	532,762
Ryman Hospitality Properties, Inc.(2)	3,882	332,066
Scentre Group	139,221	317,547
Segro plc	20,405	360,649

Shaftesbury plc(3)	25,396	216,758
Simon Property Group, Inc.	7,391	1,083,373
SOSiLA Logistics REIT, Inc.	82	123,304
Sun Communities, Inc.	2,679	525,030
Tritax Big Box REIT plc	49,448	152,173
UDR, Inc.	11,471	636,985
Ventas, Inc.	5,537	295,510
VICI Properties, Inc.	9,640	282,934
Welltower, Inc.	7,602	611,201
Weyerhaeuser Co.	4,898	174,957
Workspace Group plc	21,287	239,320
		24,457,473
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	788	387,333
Grocery Outlet Holding Corp.(2)	2,878	63,863
Koninklijke Ahold Delhaize NV	27,423	892,137
MARR SpA	4,145	97,668
MatsukiyoCocokara & Co.	2,600	115,283
Sysco Corp.	12,640	972,016
Zur Rose Group AG(2)	817	290,598
		2,818,898
Food Products — 0.4%
Bakkafrost P/F	876	81,034
Conagra Brands, Inc.	32,742	1,054,292
General Mills, Inc.	6,375	393,975
Glanbia plc	3,439	56,163
J.M. Smucker Co. (The)	3,558	437,136
Kellogg Co.	5,694	349,042
Mondelez International, Inc., Class A	7,458	452,999
Orkla ASA	44,931	437,017
Sovos Brands, Inc.(2)	10,268	165,931
Vital Farms, Inc.(2)	2,184	35,861
Whole Earth Brands, Inc.(2)	9,555	115,902
		3,579,352
Gas Utilities — 0.1%
Atmos Energy Corp.	5,170	476,260
Nippon Gas Co. Ltd.	2,800	34,730
Spire, Inc.	5,994	376,184
		887,174
Health Care Equipment and Supplies — 0.9%
Align Technology, Inc.(2)	617	385,236
Arjo AB, B Shares	9,052	123,444
Becton Dickinson and Co.	2,432	582,683
DexCom, Inc.(2)	1,513	942,917
Eckert & Ziegler Strahlen- und Medizintechnik AG	501	75,018
Edwards Lifesciences Corp.(2)	5,674	679,859
Envista Holdings Corp.(2)	10,882	425,486
IDEXX Laboratories, Inc.(2)	1,514	1,008,536
Inari Medical, Inc.(2)	1,913	173,165
Inmode Ltd.(2)	1,287	121,930
Koninklijke Philips NV	9,787	462,436
Medtronic plc	4,084	489,508
Menicon Co. Ltd.	2,100	78,843
NeuroPace, Inc.(2)	4,545	68,902
Ortho Clinical Diagnostics Holdings plc(2)	8,677	171,544

ResMed, Inc.	511	134,347
SI-BONE, Inc.(2)	5,389	121,522
Silk Road Medical, Inc.(2)	2,873	168,674
Tandem Diabetes Care, Inc.(2)	1,616	220,309
Teleflex, Inc.	1,308	466,878
Zimmer Biomet Holdings, Inc.	12,198	1,745,778
		8,647,015
Health Care Providers and Services — 1.0%
Alfresa Holdings Corp.	17,600	248,107
Amedisys, Inc.(2)	1,968	333,261
AmerisourceBergen Corp.	2,650	323,353
Amvis Holdings, Inc.	1,300	94,204
Cardinal Health, Inc.	12,812	612,542
Centene Corp.(2)	6,967	496,329
Chartwell Retirement Residences	17,209	166,027
Cigna Corp.	3,123	667,104
Covetrus, Inc.(2)	3,910	78,943
CVS Health Corp.	6,801	607,193
Encompass Health Corp.	4,895	311,126
HealthEquity, Inc.(2)	3,210	212,438
Henry Schein, Inc.(2)	11,933	911,084
Humana, Inc.	660	305,686
McKesson Corp.	3,816	793,270
Progyny, Inc.(2)	2,829	173,785
Quest Diagnostics, Inc.	5,088	746,817
R1 RCM, Inc.(2)	20,130	436,821
RadNet, Inc.(2)	3,588	111,551
Tenet Healthcare Corp.(2)	1,753	125,620
UnitedHealth Group, Inc.	2,040	939,359
Universal Health Services, Inc., Class B	7,496	930,254
		9,624,874
Health Care Technology — 0.3%
Cerner Corp.	15,108	1,122,373
Health Catalyst, Inc.(2)	4,108	216,245
OptimizeRx Corp.(2)	1,846	178,508
Veeva Systems, Inc., Class A(2)	2,871	910,136
		2,427,262
Hotels, Restaurants and Leisure — 0.6%
Autogrill SpA(2)(3)	13,296	104,380
Basic-Fit NV(2)(3)	2,141	103,958
Booking Holdings, Inc.(2)	180	435,741
Chipotle Mexican Grill, Inc.(2)	566	1,006,931
Churchill Downs, Inc.	967	222,410
Corporate Travel Management Ltd.(2)	6,689	123,929
Cracker Barrel Old Country Store, Inc.	2,155	286,981
Expedia Group, Inc.(2)	3,012	495,203
Food & Life Cos. Ltd.	3,000	130,030
Greggs plc	3,373	140,981
Hilton Worldwide Holdings, Inc.(2)	7,369	1,060,768
Planet Fitness, Inc., Class A(2)	1,864	148,281
SeaWorld Entertainment, Inc.(2)	3,422	217,297
Sodexo SA(2)	6,488	631,213
Whitbread plc(2)	8,672	387,966
Wingstop, Inc.	1,123	193,684

Wyndham Hotels & Resorts, Inc.	1,828	154,411
		5,844,164
Household Durables — 0.2%
Haseko Corp.	12,300	160,159
Lovesac Co. (The)(2)	2,307	179,969
Open House Co. Ltd.	3,900	248,715
Sonos, Inc.(2)	5,319	173,506
Taylor Wimpey plc	280,861	594,248
Token Corp.	900	73,386
		1,429,983
Household Products — 0.2%
Colgate-Palmolive Co.	3,700	281,903
Kimberly-Clark Corp.	4,475	579,468
Procter & Gamble Co. (The)	4,921	703,654
		1,565,025
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	2,100	117,373
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	3,591	785,065
Lifco AB, B Shares	2,011	58,637
Turkiye Sise ve Cam Fabrikalari AS	521,884	469,448
		1,313,150
Insurance — 0.7%
Aegon NV	49,967	253,447
Aflac, Inc.	17,326	929,886
AIA Group Ltd.	35,800	401,211
Allstate Corp. (The)	4,656	575,807
Arthur J. Gallagher & Co.	1,349	226,187
ASR Nederland NV	2,126	99,378
Chubb Ltd.	6,240	1,219,171
Goosehead Insurance, Inc., Class A	887	127,994
Kinsale Capital Group, Inc.	1,105	206,801
Marsh & McLennan Cos., Inc.	2,456	409,661
Palomar Holdings, Inc.(2)	1,519	138,913
Progressive Corp. (The)	2,415	229,135
Prudential Financial, Inc.	2,661	292,843
Reinsurance Group of America, Inc.	7,950	938,736
Ryan Specialty Group Holdings, Inc., Class A(2)	3,940	148,893
Storebrand ASA	10,060	107,895
Travelers Cos., Inc. (The)	2,471	397,534
		6,703,492
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	1,182	3,499,807
Baidu, Inc., Class A(2)	22,850	466,920
carsales.com Ltd.	4,849	90,745
Eventbrite, Inc., Class A(2)	6,381	129,151
fuboTV, Inc.(2)(3)	3,190	95,094
Match Group, Inc.(2)	4,825	727,514
Meta Platforms, Inc., Class A(2)	2,604	842,576
Pinterest, Inc., Class A(2)	9,545	426,089
QuinStreet, Inc.(2)	12,251	171,514
Tencent Holdings Ltd.	9,400	571,800
		7,021,210
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.(2)	20,800	427,703

Amazon.com, Inc.(2)	738	2,488,853
BHG Group AB(2)	746	8,602
Chewy, Inc., Class A(2)(3)	4,950	375,210
Etsy, Inc.(2)	2,660	666,836
Revolve Group, Inc.(2)	1,616	121,265
		4,088,469
IT Services — 1.1%
Accenture plc, Class A	2,369	849,974
Adyen NV(2)	225	678,895
Alten SA	703	113,282
Amdocs Ltd.	4,563	355,184
Atos SE	3,470	181,039
Capgemini SE	3,106	724,204
Capita plc(2)	135,509	87,953
Cloudflare, Inc., Class A(2)	2,911	566,830
DigitalOcean Holdings, Inc.(2)	2,119	206,793
Edenred	6,061	327,968
Endava plc, ADR(2)	986	156,242
ENECHANGE Ltd.(2)	700	32,712
EPAM Systems, Inc.(2)	1,168	786,344
Euronet Worldwide, Inc.(2)	2,344	262,973
Hennge KK(2)	1,300	64,290
I3 Verticals, Inc., Class A(2)	2,970	66,498
Indra Sistemas SA(2)	16,788	203,040
Mastercard, Inc., Class A	2,277	763,979
MAXIMUS, Inc.	2,878	243,392
NEXTDC Ltd.(2)	13,333	119,021
Nuvei Corp.(2)	865	104,163
Okta, Inc.(2)	2,896	715,833
PayPal Holdings, Inc.(2)	3,459	804,529
Perficient, Inc.(2)	1,489	184,040
Remitly Global, Inc.(2)	873	26,731
Repay Holdings Corp.(2)	2,084	43,785
Square, Inc., Class A(2)	1,941	493,985
TDCX, Inc., ADR(2)	2,261	64,846
Thoughtworks Holding, Inc.(2)	2,576	74,421
Twilio, Inc., Class A(2)	756	220,268
Visa, Inc., Class A	3,753	794,773
		10,317,987
Leisure Products — 0.2%
Accell Group NV(2)	1,101	45,392
BRP, Inc.	946	83,180
Brunswick Corp.	1,991	185,342
Callaway Golf Co.(2)	6,955	188,133
Hayward Holdings, Inc.(2)	9,211	213,603
Peloton Interactive, Inc., Class A(2)	3,330	304,495
Polaris, Inc.	3,793	436,006
Solo Brands, Inc., Class A(2)	2,367	43,458
		1,499,609
Life Sciences Tools and Services — 0.6%
10X Genomics, Inc., Class A(2)	2,121	342,054
Agilent Technologies, Inc.	7,890	1,242,596
Bio-Techne Corp.	1,302	681,792
ICON plc(2)	1,494	428,434
Lonza Group AG	672	552,250

Mettler-Toledo International, Inc.(2)	616	912,222
NeoGenomics, Inc.(2)	3,722	171,212
Repligen Corp.(2)	1,649	479,035
Thermo Fisher Scientific, Inc.	1,161	734,994
Wuxi Biologics Cayman, Inc.(2)	27,000	408,968
		5,953,557
Machinery — 0.6%
AGCO Corp.	1,276	155,940
ANDRITZ AG	2,397	136,146
Astec Industries, Inc.	2,162	115,408
Cargotec Oyj, B Shares	689	35,679
Crane Co.	575	59,386
Cummins, Inc.	3,292	789,553
Graco, Inc.	5,440	408,979
IHI Corp.	4,800	112,117
IMI plc	4,984	111,302
John Bean Technologies Corp.	1,404	207,441
Kornit Digital Ltd.(2)	874	146,203
Metso Outotec Oyj	2,279	22,896
Oshkosh Corp.	4,706	503,542
PACCAR, Inc.	6,050	542,201
Parker-Hannifin Corp.	4,840	1,435,496
Techtronic Industries Co. Ltd.	17,500	359,542
Timken Co. (The)	1,296	91,951
Xylem, Inc.	2,735	357,164
		5,590,946
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA(2)	11,858	48,336
Comcast Corp., Class A	6,767	348,027
Criteo SA, ADR(2)	1,005	33,205
Fox Corp., Class B	22,069	815,670
Future plc	3,328	160,553
Nordic Entertainment Group AB, B Shares(2)	1,904	110,409
Publicis Groupe SA	7,975	535,389
Storytel AB(2)(3)	1,053	20,762
WPP plc	48,274	697,790
		2,770,141
Metals and Mining — 0.1%
APERAM SA	1,334	79,538
Mineral Resources Ltd.	1,932	56,797
MMC Norilsk Nickel PJSC	1,779	555,345
OZ Minerals Ltd.	6,419	122,101
Teck Resources Ltd., Class B	15,551	433,873
		1,247,654
Multi-Utilities — 0.1%
NorthWestern Corp.	14,248	810,141
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	8,058	868,330
Magazine Luiza SA	67,121	128,681
Marks & Spencer Group plc(2)	40,150	100,927
Target Corp.	1,384	359,314
		1,457,252
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	25,422	1,893,685
Devon Energy Corp.	17,089	684,927

Matador Resources Co.	6,314	264,241
Neste Oyj	6,608	367,879
Pioneer Natural Resources Co.	2,837	530,462
Surgutneftegas PJSC, Preference Shares	728,489	396,828
TotalEnergies SE	3,663	183,425
Whitecap Resources, Inc.(3)	56,611	339,867
		4,661,314
Paper and Forest Products — 0.1%
Mondi plc	32,821	819,663
Personal Products†
Estee Lauder Cos., Inc. (The), Class A	941	305,195
Pharmaceuticals — 0.8%
ALK-Abello A/S(2)	246	106,617
Arvinas, Inc.(2)	1,065	92,208
AstraZeneca plc	2,086	260,961
AstraZeneca plc, ADR	12,724	793,723
Bristol-Myers Squibb Co.	10,376	605,958
Dermapharm Holding SE	1,118	112,451
Edgewise Therapeutics, Inc.(2)(3)	2,573	42,455
GlaxoSmithKline plc	49,557	1,028,844
Harmony Biosciences Holdings, Inc.(2)(3)	1,637	67,886
Laboratorios Farmaceuticos Rovi SA	1,647	115,555
Merck & Co., Inc.	6,554	577,080
Novartis AG	3,988	329,858
Novo Nordisk A/S, B Shares	8,788	963,647
Reata Pharmaceuticals, Inc., Class A(2)	580	55,686
Sanofi	3,532	354,769
Sanofi, ADR	9,540	481,102
Takeda Pharmaceutical Co. Ltd.	15,300	429,407
Ventyx Biosciences, Inc.(2)	3,240	65,837
Zoetis, Inc.	2,972	642,546
		7,126,590
Professional Services — 0.5%
ASGN, Inc.(2)	1,226	146,703
BayCurrent Consulting, Inc.	200	83,004
Bureau Veritas SA	12,831	407,834
CoStar Group, Inc.(2)	5,071	436,359
DKSH Holding AG	1,279	102,518
en Japan, Inc.	2,300	91,337
First Advantage Corp.(2)	10,060	188,122
Hays plc	48,446	109,791
HireRight Holdings Corp.(2)	7,089	122,285
IHS Markit Ltd.	1,071	140,001
IR Japan Holdings Ltd.	200	18,444
Jacobs Engineering Group, Inc.	5,409	759,532
Outsourcing, Inc.	6,500	124,692
Recruit Holdings Co. Ltd.	11,200	745,013
Sterling Check Corp.(2)	3,873	83,076
Teleperformance	1,057	441,521
TransUnion	2,630	303,213
Verisk Analytics, Inc.	2,424	509,694
Visional, Inc.(2)	1,400	108,834
		4,921,973
Real Estate Management and Development — 0.3%
Altus Group Ltd.	2,146	112,554

Capitaland Investment Ltd.(2)	48,900	124,743
CBRE Group, Inc., Class A(2)	2,032	211,490
Colliers International Group, Inc.	580	84,315
Colliers International Group, Inc. (Toronto)	752	109,093
CTP NV(3)	9,231	196,029
Fastighets AB Balder, B Shares(2)	1,483	107,529
FirstService Corp.	301	60,035
Grainger plc	35,338	148,626
Hulic Co. Ltd.	12,300	118,271
Newmark Group, Inc., Class A	9,287	138,190
Relo Group, Inc.	3,000	62,400
Samhallsbyggnadsbolaget i Norden AB	17,834	119,555
Savills plc	5,838	113,544
Tokyu Fudosan Holdings Corp.	50,300	291,459
Tricon Residential, Inc.	4,040	58,822
Tricon Residential, Inc. (Toronto)(3)	36,856	536,342
VGP NV	480	124,144
		2,717,141
Road and Rail — 0.2%
Canadian Pacific Railway Ltd.	4,371	338,314
Heartland Express, Inc.	22,610	369,221
Norfolk Southern Corp.	1,437	421,113
TFI International, Inc.	1,096	121,529
Union Pacific Corp.	1,342	323,959
		1,574,136
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.(2)	3,275	393,753
AIXTRON SE	2,090	49,637
Applied Materials, Inc.	4,319	590,191
ASM International NV	131	59,289
ASML Holding NV	850	690,965
BE Semiconductor Industries NV	1,196	109,273
Enphase Energy, Inc.(2)	3,087	715,042
Ichor Holdings Ltd.(2)	4,493	196,434
Infineon Technologies AG	10,115	473,699
MACOM Technology Solutions Holdings, Inc.(2)	3,578	249,816
Marvell Technology, Inc.	12,705	870,293
Monolithic Power Systems, Inc.	516	271,137
Nova Ltd.(2)	1,066	115,789
NVIDIA Corp.	6,074	1,552,940
Onto Innovation, Inc.(2)	2,383	188,757
Power Integrations, Inc.	1,719	177,418
Semtech Corp.(2)	3,350	284,851
Skyworks Solutions, Inc.	3,019	504,565
SOITEC(2)	256	68,160
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	700,270
Texas Instruments, Inc.	3,655	685,239
		8,947,518
Software — 2.2%
Adobe, Inc.(2)	1,059	688,731
Atlassian Corp. plc, Class A(2)	2,030	930,004
Autodesk, Inc.(2)	1,649	523,739
Cadence Design Systems, Inc.(2)	9,423	1,631,216
CDK Global, Inc.	8,956	389,765
Coupa Software, Inc.(2)	1,248	284,170

Darktrace plc(2)	2,707	29,763
Dassault Systemes SE	7,670	447,908
Datadog, Inc., Class A(2)	3,168	529,214
Descartes Systems Group, Inc. (The)(2)	1,295	105,758
DocuSign, Inc.(2)	3,608	1,004,070
Enfusion, Inc., Class A(2)	3,411	70,369
Everbridge, Inc.(2)	942	150,070
HubSpot, Inc.(2)	1,530	1,239,652
Kinaxis, Inc.(2)(3)	669	103,831
Lightspeed Commerce, Inc.(2)	834	81,291
m-up Holdings, Inc.	1,700	58,123
Manhattan Associates, Inc.(2)	8,028	1,457,403
Microsoft Corp.	17,072	5,661,417
Model N, Inc.(2)	4,172	135,214
nCino, Inc.(2)	2,306	167,554
Open Text Corp.	11,485	578,270
Palantir Technologies, Inc., Class A(2)	29,063	752,150
Palo Alto Networks, Inc.(2)	3,305	1,682,542
Paycor HCM, Inc.(2)	5,136	166,612
Paylocity Holding Corp.(2)	884	269,744
SailPoint Technologies Holdings, Inc.(2)	3,087	148,114
salesforce.com, Inc.(2)	1,567	469,614
ServiceNow, Inc.(2)	236	164,671
Sprout Social, Inc., Class A(2)	2,229	284,599
SPS Commerce, Inc.(2)	1,053	160,825
Tenable Holdings, Inc.(2)	5,182	275,941
Workday, Inc., Class A(2)	699	202,696
		20,845,040
Specialty Retail — 0.7%
Advance Auto Parts, Inc.	5,014	1,130,757
Arko Corp.(2)	9,659	92,630
Burlington Stores, Inc.(2)	2,766	764,218
Carvana Co.(2)	1,522	461,440
City Chic Collective Ltd.(2)	24,395	114,158
Five Below, Inc.(2)	1,396	275,431
Floor & Decor Holdings, Inc., Class A(2)	4,545	617,757
Home Depot, Inc. (The)	3,440	1,278,786
Leslie's, Inc.(2)	9,843	203,553
Musti Group Oyj(2)	2,831	111,363
National Vision Holdings, Inc.(2)	3,391	209,021
Nextage Co. Ltd.	7,300	133,785
Pets at Home Group plc	19,735	130,230
TJX Cos., Inc. (The)	6,053	396,411
Tractor Supply Co.	1,040	225,857
Watches of Switzerland Group plc(2)	9,951	154,516
WH Smith plc(2)	255	5,459
		6,305,372
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	17,531	2,626,144
HP, Inc.	26,236	795,738
		3,421,882
Textiles, Apparel and Luxury Goods — 0.4%
Asics Corp.	2,500	62,304
Capri Holdings Ltd.(2)	1,591	84,705
Crocs, Inc.(2)	1,799	290,449

Deckers Outdoor Corp.(2)		592	234,023
Li Ning Co. Ltd.		35,500	391,744
lululemon athletica, Inc.(2)		2,177	1,014,504
LVMH Moet Hennessy Louis Vuitton SE		556	435,972
NIKE, Inc., Class B		5,229	874,759
Pandora A/S		680	95,156
Puma SE		3,671	455,387
			3,939,003
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.		20,814	252,474
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares		4,418	98,840
Ashtead Group plc		6,392	535,714
Beacon Roofing Supply, Inc.(2)		4,396	232,417
Diploma plc		3,214	132,086
Electrocomponents plc		8,948	137,670
Finning International, Inc.		7,696	227,845
Grafton Group plc		7,645	140,420
H&E Equipment Services, Inc.		3,035	136,818
Howden Joinery Group plc		8,686	109,342
MSC Industrial Direct Co., Inc., Class A		10,238	860,709
NOW, Inc.(2)		10,638	76,806
W.W. Grainger, Inc.		1,264	585,371
Yamazen Corp.		5,900	54,665
			3,328,703
TOTAL COMMON STOCKS (Cost $171,482,169)			262,754,357
CORPORATE BONDS — 4.9%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.81%, 5/1/50		130,000	178,464
Howmet Aerospace, Inc., 5.125%, 10/1/24		115,000	126,213
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,750
TransDigm, Inc., 4.625%, 1/15/29		540,000	537,300
			893,727
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(4)		594,000	623,848
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	88,400
			712,248
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(4)		105,000	113,137
Automobiles — 0.1%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,611
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	59,533
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	678,375
General Motors Co., 5.15%, 4/1/38		410,000	495,746
			1,245,265
Banks — 0.7%
Akbank T.A.S., 5.00%, 10/24/22		130,000	132,842
Avi Funding Co. Ltd., 3.80%, 9/16/25(4)		255,000	275,126
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	246,958
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		$443,000	427,362
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	59,380
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	119,541
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	117,889
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	240,049

CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	400,000	482,878
Citigroup, Inc., VRN, 3.52%, 10/27/28		$490,000	526,647
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	273,993
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	250,000	319,715
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	153,563
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	487,636
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	474,067
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	98,152
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	77,509
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	400,000	498,643
Intercorp Financial Services, Inc., 4.125%, 10/19/27(4)		$305,000	306,019
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	283,144
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	368,023
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	197,621
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$605,000	621,971
			6,788,728
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	472,567
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		605,000	727,474
Gilead Sciences, Inc., 3.65%, 3/1/26		390,000	423,047
			1,150,521
Capital Markets — 0.1%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	118,399
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32		$40,000	39,347
LPL Holdings, Inc., 4.375%, 5/15/31(4)		766,000	785,169
			942,915
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50		310,000	338,107
Equate Petrochemical BV, 4.25%, 11/3/26(4)		82,000	89,647
Olin Corp., 5.125%, 9/15/27		60,000	62,400
Westlake Chemical Corp., 2.875%, 8/15/41		105,000	101,644
			591,798
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		154,000	153,511
Waste Management, Inc., 2.50%, 11/15/50		220,000	209,100
			362,611
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(4)		396,000	394,277
Ball Corp., 5.25%, 7/1/25		35,000	39,063
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(4)		30,000	30,104
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(4)		20,000	21,075
Sealed Air Corp., 5.125%, 12/1/24(4)		80,000	86,300
			570,819
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	243,934
Diversified Financial Services — 0.3%
Fiore Capital LLC, VRDN, 0.11%, 11/5/21 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
MDGH GMTN RSC Ltd., 3.25%, 4/28/22(4)		102,000	103,432
			2,603,432
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	157,738
AT&T, Inc., 3.55%, 9/15/55		$194,000	196,797
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	205,977
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	47,308

Hughes Satellite Systems Corp., 5.25%, 8/1/26		$100,000	111,750
Level 3 Financing, Inc., 4.625%, 9/15/27(4)		331,000	339,689
Lumen Technologies, Inc., 5.80%, 3/15/22		20,000	20,253
Ooredoo International Finance Ltd., 3.75%, 6/22/26(4)		153,000	167,629
Turk Telekomunikasyon AS, 4.875%, 6/19/24(4)		205,000	209,784
Verizon Communications, Inc., 1.75%, 1/20/31		255,000	240,962
Verizon Communications, Inc., 2.99%, 10/30/56		365,000	347,248
			2,045,135
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	286,755
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	148,522
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	70,316
Exelon Corp., 4.45%, 4/15/46		190,000	235,280
Greenko Investment Co., 4.875%, 8/16/23(4)		102,000	103,084
Israel Electric Corp. Ltd., 6.875%, 6/21/23(4)		102,000	111,574
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	99,235
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(4)		40,000	42,842
Northern States Power Co., 3.20%, 4/1/52		160,000	174,247
PacifiCorp, 2.90%, 6/15/52		180,000	179,310
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30		500,000	497,022
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	56,803
			2,004,990
Electrical Equipment†
Rockwell Automation, Inc., 2.80%, 8/15/61		106,000	105,481
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.95%, 4/15/28		734,000	804,216
EPR Properties, 3.60%, 11/15/31		118,000	118,419
IIP Operating Partnership LP, 5.50%, 5/25/26		330,000	348,520
Iron Mountain, Inc., 4.875%, 9/15/29(4)		675,000	698,213
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	97,749
			2,067,117
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		170,000	192,139
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	72,046
			264,185
Food Products — 0.1%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)		$130,000	133,334
MHP SE, 7.75%, 5/10/24(4)		128,000	138,433
Post Holdings, Inc., 4.625%, 4/15/30(4)		355,000	357,219
			628,986
Health Care Providers and Services — 0.3%
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(4)		17,000	18,445
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(4)		42,000	39,829
CVS Health Corp., 4.78%, 3/25/38		475,000	581,685
DaVita, Inc., 4.625%, 6/1/30(4)		510,000	513,187
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	187,410
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		40,000	35,466
Tenet Healthcare Corp., 6.125%, 10/1/28(4)		405,000	425,736
Universal Health Services, Inc., 2.65%, 10/15/30(4)		605,000	601,198
			2,402,956
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(4)		232,000	233,508
Caesars Entertainment, Inc., 4.625%, 10/15/29(4)		200,000	201,210
Golden Nugget, Inc., 6.75%, 10/15/24(4)		120,000	120,450
MGM Resorts International, 6.00%, 3/15/23		130,000	137,341

Penn National Gaming, Inc., 5.625%, 1/15/27(4)		150,000	155,063
Penn National Gaming, Inc., 4.125%, 7/1/29(4)		77,000	75,171
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)		150,000	152,250
			1,074,993
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	514,564
Meritage Homes Corp., 5.125%, 6/6/27		160,000	176,602
Tempur Sealy International, Inc., 3.875%, 10/15/31(4)		238,000	236,143
			927,309
Industrial Conglomerates†
General Electric Co., 4.35%, 5/1/50		310,000	395,244
Insurance — 0.1%
American International Group, Inc., 6.25%, 5/1/36		365,000	503,076
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	260,351
			763,427
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(4)		$153,000	162,975
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	340,197
Prosus NV, 3.68%, 1/21/30(4)		500,000	514,490
			854,687
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	98,663
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31		570,000	567,591
Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(4)		145,000	150,981
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(4)		520,000	518,378
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		40,000	55,263
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		230,000	272,633
CSC Holdings LLC, 5.875%, 9/15/22		100,000	103,250
CSC Holdings LLC, 7.50%, 4/1/28(4)		325,000	346,125
DISH DBS Corp., 7.75%, 7/1/26		310,000	344,875
Gray Television, Inc., 5.875%, 7/15/26(4)		75,000	77,438
ViacomCBS, Inc., 4.375%, 3/15/43		165,000	188,930
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	123,095
			2,180,968
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(4)		$400,000	416,494
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(4)		452,000	468,950
First Quantum Minerals Ltd., 6.50%, 3/1/24(4)		250,000	254,063
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	220,129
Minera Mexico SA de CV, 4.50%, 1/26/50(4)		500,000	546,995
Teck Resources Ltd., 6.25%, 7/15/41		230,000	307,911
			2,214,542
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(4)		620,000	625,425
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	88,018
NiSource, Inc., 5.65%, 2/1/45		200,000	279,645
			367,663
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 7.625%, 2/1/29(4)		184,000	204,010
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	182,039
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	71,877

Enbridge, Inc., 3.40%, 8/1/51	210,000	216,382
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	435,950
Enterprise Products Operating LLC, 3.30%, 2/15/53	149,000	149,564
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(4)	500,000	492,637
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(4)	140,000	142,772
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(4)	140,000	189,215
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	180,000	246,953
MEG Energy Corp., 6.50%, 1/15/25(4)	46,000	47,150
MEG Energy Corp., 5.875%, 2/1/29(4)	220,000	226,600
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,000
Petroleos Mexicanos, 3.50%, 1/30/23	110,000	111,292
Petroleos Mexicanos, 6.50%, 3/13/27	140,000	149,433
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	187,058
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	500,000	561,848
SM Energy Co., 5.00%, 1/15/24	80,000	79,719
Southwestern Energy Co., 6.45%, 1/23/25	54,000	58,928
		3,793,427
Personal Products†
Avon Products, Inc., 6.50%, 3/15/23	45,000	47,475
Pharmaceuticals — 0.1%
Astrazeneca Finance LLC, 1.75%, 5/28/28	560,000	558,068
Bausch Health Cos., Inc., 6.125%, 4/15/25(4)	159,000	162,144
Viatris, Inc., 4.00%, 6/22/50(4)	375,000	403,051
		1,123,263
Real Estate Management and Development†
Howard Hughes Corp. (The), 4.375%, 2/1/31(4)	402,000	402,647
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	160,000	200,886
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	70,000	86,168
		287,054
Software — 0.1%
NCR Corp., 5.125%, 4/15/29(4)	335,000	342,983
Oracle Corp., 3.60%, 4/1/40	510,000	532,319
		875,302
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.375%, 3/15/51	470,000	438,420
Rent-A-Center, Inc., 6.375%, 2/15/29(4)	160,000	167,400
		605,820
Technology Hardware, Storage and Peripherals — 0.1%
Seagate HDD Cayman, 4.875%, 6/1/27	315,000	347,608
Western Digital Corp., 4.75%, 2/15/26	536,000	589,600
		937,208
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(4)	115,000	120,031
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	500,000	514,564
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	500,000	563,214
		1,077,778
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(4)	228,000	240,540
Millicom International Cellular SA, 5.125%, 1/15/28(4)	229,500	239,770
Sprint Corp., 7.875%, 9/15/23	75,000	83,250
Sprint Corp., 7.125%, 6/15/24	205,000	231,906
T-Mobile USA, Inc., 4.75%, 2/1/28	409,000	432,006
T-Mobile USA, Inc., 3.50%, 4/15/31	27,000	27,979

T-Mobile USA, Inc., 3.50%, 4/15/31(4)		125,000	129,532
			1,384,983
TOTAL CORPORATE BONDS (Cost $45,738,599)			47,099,027
U.S. TREASURY SECURITIES — 4.8%
U.S. Treasury Bills, 0.11%, 12/7/21(5)		200,000	199,990
U.S. Treasury Bills, 0.08%, 12/9/21(5)		1,500,000	1,499,904
U.S. Treasury Bills, 0.08%, 12/14/21(5)		160,000	159,989
U.S. Treasury Bills, 0.08%, 12/16/21(5)		920,000	919,917
U.S. Treasury Bonds, 3.125%, 8/15/44(6)		200,000	241,867
U.S. Treasury Bonds, 2.50%, 2/15/45(6)		1,060,000	1,162,066
U.S. Treasury Bonds, 3.00%, 5/15/45(6)		560,000	668,981
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	119,887
U.S. Treasury Cash Management Bills, 0.06%, 11/1/21(5)		2,130,000	2,130,000
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		1,088,483	1,252,787
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		339,138	413,632
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		1,446,194	1,859,617
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		154,122	227,676
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		759,420	1,148,013
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		1,024,360	1,568,883
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,154,184	1,405,572
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		3,110,597	4,346,054
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		1,696,126	2,133,865
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		623,310	820,605
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		1,050,760	1,196,325
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		2,051,761	2,308,533
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,058,498	2,391,235
U.S. Treasury Notes, 1.875%, 3/31/22		200,000	201,473
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	9,659,074
U.S. Treasury Notes, 0.50%, 4/30/27		6,500,000	6,229,844
U.S. Treasury Notes, 2.25%, 8/15/27(6)		400,000	420,844
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	1,022,312
TOTAL U.S. TREASURY SECURITIES (Cost $41,605,602)			45,708,945
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.4%
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	962,345
Australia Government Bond, 3.00%, 3/21/47	AUD	270,000	211,413
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	316,767
			1,490,525
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(4)	EUR	172,000	207,224
Republic of Austria Government Bond, 0.75%, 10/20/26(4)	EUR	185,000	225,316
Republic of Austria Government Bond, 4.15%, 3/15/37(4)	EUR	121,000	221,026
			653,566
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	74,000	142,829
Canada — 0.4%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,500,000	1,151,592
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	481,723
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	684,985
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	388,627
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	504,149
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	33,063
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	102,489
			3,346,628

China — 1.0%
China Government Bond, 2.88%, 11/5/23	CNY	34,000,000	5,344,960
China Government Bond, 3.25%, 6/6/26	CNY	750,000	119,500
China Government Bond, 3.29%, 5/23/29	CNY	550,000	87,879
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,759,587
			9,311,926
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	113,361
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	96,839
Denmark Government Bond, 0.00%, 11/15/31(4)(7)	DKK	9,000,000	1,380,093
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	93,410
			1,570,342
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	219,000	295,106
Finland Government Bond, 0.125%, 4/15/36(4)	EUR	2,250,000	2,534,119
			2,829,225
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	1,400,000	1,576,979
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	479,959
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	357,869
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	217,889
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,654,821
			1,872,710
Japan — 1.1%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	233,709
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	173,800,000	2,001,458
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,745,394
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	3,930,894
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	313,966,358	2,852,762
			10,764,217
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	247,385
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	447,210
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	782,491
			1,229,701
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$400,000	426,888
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(4)(7)	EUR	152,000	175,914
Netherlands Government Bond, 0.50%, 7/15/26(4)	EUR	506,000	608,798
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	82,000	155,264
			939,976
Norway†
Norway Government Bond, 2.00%, 5/24/23(4)	NOK	405,000	48,605
Norway Government Bond, 1.75%, 2/17/27(4)	NOK	1,880,000	224,251
			272,856
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	218,506
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	137,662

Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	201,981
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	73,547
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	285,564
Spain†
Spain Government Bond, 4.40%, 10/31/23(4)	EUR	100,000	126,948
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	132,000	162,533
Spain Government Bond, 5.15%, 10/31/28(4)	EUR	47,000	73,000
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	9,000	19,040
			381,521
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	479,536
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	105,225
			584,761
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	131,098
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	386,421
			517,519
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$400,000	388,281
United Kingdom — 0.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	800,000	1,066,678
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	94,706
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $40,218,464)			41,577,668
COLLATERALIZED LOAN OBLIGATIONS — 2.4%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.52%, (3-month LIBOR plus 2.40%), 10/25/31(4)		625,000	625,031
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 1.87%, (3-month LIBOR plus 1.75%), 4/15/30(4)		350,000	350,000
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.72%, (3-month LIBOR plus 1.60%), 4/17/33(4)		725,000	723,458
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/18/31(4)		575,000	575,853
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.58%, (3-month LIBOR plus 1.45%), 4/20/31(4)		550,000	548,292
BlueMountain CLO Ltd., Series 2012-2A, Class CR2, VRN, 2.13%, (3-month LIBOR plus 2.00%), 11/20/28(4)		940,000	940,630
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 2.73%, (3-month LIBOR plus 2.60%), 4/22/32(4)		1,750,000	1,761,543
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 3.08%, (3-month LIBOR plus 2.95%), 7/20/32(4)		700,000	701,973
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.52%, (3-month LIBOR plus 1.40%), 4/17/31(4)		625,000	624,044
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 1.97%, (3-month LIBOR plus 1.85%), 11/16/30(4)		1,100,000	1,099,996
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.87%, (3-month LIBOR plus 1.75%), 4/17/30(4)		3,000,000	2,999,763
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 1.97%, (3-month LIBOR plus 1.85%), 10/15/30(4)		450,000	450,005
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.09%, (3-month LIBOR plus 2.95%), 5/20/34(4)		425,000	427,437
Eaton Vance Clo Ltd., Series 2015-1A, Class CR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/30(4)		512,500	513,254
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/15/33(4)		400,000	400,020
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.27%, (3-month LIBOR plus 3.15%), 4/15/33(4)		200,000	200,010
Elmwood CLO V Ltd., Series 2020-2A, Class CR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 10/20/34(4)		475,000	474,272
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.37%, (3-month LIBOR plus 2.25%), 1/17/34(4)		350,000	351,216
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.25%, (3-month LIBOR plus 1.12%), 7/20/31(4)		350,000	350,069
KKR CLO Ltd., Series 2018, Class CR, VRN, 2.22%, (3-month LIBOR plus 2.10%), 7/18/30(4)		675,000	675,004
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/31(4)		500,000	499,703
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.62%, (3-month LIBOR plus 1.50%), 4/15/31(4)		600,000	598,085
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/18/31(4)		525,000	525,261
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.22%, (3-month LIBOR plus 2.10%), 1/25/32(4)		450,000	450,660
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.54%, (1-month LIBOR plus 1.45%), 10/16/36(4)		900,000	899,546

Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 2.98%, (3-month LIBOR plus 2.85%), 1/20/31(4)	250,000	250,852
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.73%, (3-month LIBOR plus 2.60%), 1/20/33(4)	375,000	375,991
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class C, VRN, 2.97%, (3-month LIBOR plus 2.85%), 7/25/30(4)	400,000	397,015
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 10/19/32(4)	500,000	500,249
Palmer Square CLO Ltd., Series 2015-2A, Class CR2, VRN, 2.88%, (3-month LIBOR plus 2.75%), 7/20/30(4)	250,000	250,570
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.57%, (3-month LIBOR plus 2.45%), 10/15/32(4)	475,000	475,468
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(4)	400,000	400,666
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 2.63%, (3-month LIBOR plus 2.50%), 7/20/32(4)	1,450,000	1,455,690
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 4/18/33(4)	1,000,000	1,000,991
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $22,818,276)		22,872,617
COMMERCIAL PAPER — 2.3% (5)
Alinghi Funding Co. LLC, 0.19%, 3/9/22(4)	315,000	314,814
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(4)	1,650,000	1,646,255
Commonwealth Bank of Australia, 0.18%, 4/19/22(4)	3,850,000	3,846,836
Glencore Funding LLC, 0.12%, 12/7/21(4)	1,100,000	1,099,889
Regatta Funding Co. LLC, 0.19%, 1/19/22(4)	2,500,000	2,500,285
Ridgefield Funding Co. LLC, 0.19%, 11/2/21(4)	3,050,000	3,049,972
Royal Bank of Canada, 0.18%, 5/16/22(4)	3,000,000	2,996,999
Toronto-Dominion Bank (The), 0.23%, 4/11/22(4)	6,610,000	6,605,062
TOTAL COMMERCIAL PAPER (Cost $22,061,647)		22,060,112
MUNICIPAL SECURITIES — 0.9%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	197,000
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.10%, 11/5/21 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
California Statewide Communities Development Authority Rev., (Birchcrest Apartments), VRDN, 0.05%, 11/1/21 (LOC: U.S. Bank N.A.)	410,000	410,000
Illinois Housing Development Authority Rev., VRDN, 0.09%, 11/5/21 (LOC: FHLB)(LIQ FAC: FHLB)	1,090,000	1,090,000
Kansas City Rev., VRDN, 0.12%, 11/5/21 (LOC: JPMorgan Chase & Co.)	210,000	210,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	42,757
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,703
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.03%, 11/1/21 (GA: Chevron Corp.)	250,000	250,000
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	223,946
New York City GO, 6.27%, 12/1/37	40,000	58,167
Newport News Economic Development Authority Rev., (Huntington Ingalls Industries, Inc.), VRDN, 0.12%, 11/5/21 (LOC: JPMorgan Chase Bank N.A.)	100,000	100,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	236,230
Orange County Housing Finance Authority Rev., (Marbella Pointe Development Group LLLP), VRDN, 0.09%, 11/5/21 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	189,583
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	176,487
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	235,692
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	185,242
State of California GO, 4.60%, 4/1/38	100,000	116,027
State of California GO, 7.55%, 4/1/39	60,000	101,157
State of California GO, 7.30%, 10/1/39	90,000	143,193
State of Maryland GO, 2.65%, 3/15/22	100,000	100,923
State of Ohio Rev., VRDN, 0.04%, 11/5/21	350,000	350,000
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.15%, 11/5/21 (LOC: Bank of America N.A.)	175,000	175,000
Tennis for Charity, Inc. Rev., VRDN, 0.08%, 11/5/21 (LOC: JPMorgan Chase Bank N.A.)	860,000	860,000
TOTAL MUNICIPAL SECURITIES (Cost $8,201,728)		8,673,107

ASSET-BACKED SECURITIES — 0.9%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(4)	418,359	419,412
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	134,281	136,841
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(4)	600,000	597,737
FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.79%, 8/17/37(4)	3,100,000	3,133,245
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(4)	1,800,000	1,811,444
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(4)	702,185	689,084
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(4)	1,315,440	1,311,067
UAL Pass-Through Trust, Series 2007-1, 6.64%, 1/2/24	37,567	38,506
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	174,574	174,515
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	315,000	326,024
TOTAL ASSET-BACKED SECURITIES (Cost $8,680,668)		8,637,875
CERTIFICATES OF DEPOSIT — 0.7%
Banks — 0.7%
Canadian Imperial Bank of Commerce, VRN, 0.23%, (3-month LIBOR plus 0.11%), 1/18/22	120,000	120,043
Nordea Bank Abp, 0.19%, 6/24/22	3,900,000	3,899,069
Svenska Handelsbanken AB, 0.23%, 5/10/22	2,200,000	2,200,646
TOTAL CERTIFICATES OF DEPOSIT (Cost $6,220,725)		6,219,758
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	8,569	8,755
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.53%, 3/25/35	32,522	33,210
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.79%, 6/25/34	70,230	72,105
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	66,261	68,215
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(4)	1,800,000	1,785,294
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.31%, 10/25/34	56,405	58,762
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.16%, 6/25/34	20,041	20,027
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	49,837	49,219
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.77%, 1/25/35	59,279	61,409
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(4)	4,119	4,151
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.72%, 11/21/34	196,272	199,495
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.15%, 11/25/35	38,996	39,109
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.84%, 2/25/35	54,318	55,262
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.84%, 2/25/35	16,974	17,319
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(4)	850,000	851,180
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(4)	38,422	39,063
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	35,857	36,959
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	36,230	37,516
		3,437,050
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	822,005	145,428
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	344,886	350,755
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	246,502	261,153
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	154,168	162,478
FNMA, Series 2018-C04, Class 2M2, VRN, 2.64%, (1-month LIBOR plus 2.55%), 12/25/30	858,533	873,479
		1,793,293
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,151,870)		5,230,343
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.49%, (1-month LIBOR plus 2.40%), 9/15/36(4)	900,000	901,352
BXHPP Trust, Series 2021-FILM, Class D, VRN, 1.59%, (1-month LIBOR plus 1.50%), 8/15/36(4)	1,500,000	1,499,196

Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 1.69%, (1-month LIBOR plus 1.60%), 7/25/36(4)	1,500,000	1,486,168
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,905,576)		3,886,716
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	630,974
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	400,000	477,028
Telefonica Europe BV, 5.875%	100,000	127,555
		604,583
Electric Utilities†
Electricite de France SA, 3.375%	200,000	240,906
Enel SpA, 2.25%	200,000	239,986
		480,892
Insurance — 0.1%
Allianz SE, 3.375%	100,000	124,417
Allianz SE, MTN, 4.75%	200,000	250,453
AXA SA, MTN, 6.69%	50,000	82,731
Credit Agricole Assurances SA, 4.25%	200,000	254,285
Intesa Sanpaolo Vita SpA, 4.75%	100,000	125,773
		837,659
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	610,391
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(4)	520,000	535,600
TOTAL PREFERRED STOCKS (Cost $3,762,446)		3,700,099
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.17%, (12-month LIBOR plus 1.87%), 7/1/36	21,804	23,069
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	67,242	72,381
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	74,015	79,066
FHLMC, VRN, 2.12%, (12-month LIBOR plus 1.86%), 7/1/41	47,024	49,876
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	41,500	43,260
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	50,389	52,520
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	11,189	11,653
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	62,615	67,195
		399,020
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	25,833	30,556
FNMA, 3.50%, 3/1/34	111,994	119,575
GNMA, 2.50%, TBA	50,000	51,401
GNMA, 9.00%, 4/20/25	300	325
GNMA, 7.50%, 10/15/25	1,186	1,204
GNMA, 6.00%, 4/15/26	349	391
GNMA, 7.50%, 6/15/26	1,147	1,167
GNMA, 7.00%, 12/15/27	6,862	6,891
GNMA, 7.50%, 12/15/27	2,443	2,528
GNMA, 6.00%, 5/15/28	4,339	4,866
GNMA, 6.50%, 5/15/28	3,873	4,329
GNMA, 7.00%, 5/15/31	10,549	12,204
GNMA, 5.50%, 11/15/32	28,086	32,664
GNMA, 6.50%, 10/15/38	504,591	601,811

GNMA, 4.50%, 6/15/41	172,441	197,683
		1,067,595
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,340,924)		1,466,615
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Value ETF	5,709	296,754
SPDR S&P 500 ETF Trust	1,613	740,770
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,017,697)		1,037,524
TEMPORARY CASH INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $50,565,088)	50,565,088	50,565,088
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(8) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,134,753)	1,134,753	1,134,753
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $750,459,181)		953,107,421
OTHER ASSETS AND LIABILITIES — (0.1)%		(653,041)
TOTAL NET ASSETS — 100.0%		$952,454,380

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,053,208	AUD	1,428,156	Bank of America N.A.	12/15/21	$(21,302)
CAD	32,750	USD	25,884	Morgan Stanley	12/31/21	584
USD	2,471,495	CAD	3,133,299	Bank of America N.A.	12/15/21	(60,430)
USD	691,347	CAD	880,213	Morgan Stanley	12/31/21	(19,996)
USD	16,373	CAD	20,816	Morgan Stanley	12/31/21	(450)
USD	17,285	CAD	21,759	Morgan Stanley	12/31/21	(300)
USD	18,716	CAD	23,348	Morgan Stanley	12/31/21	(153)
USD	22,566	CAD	27,909	Morgan Stanley	12/31/21	12
USD	20,530	CAD	25,409	Morgan Stanley	12/31/21	(4)
USD	435,322	CHF	400,688	Morgan Stanley	12/15/21	(2,858)
USD	7,028,353	CNY	45,796,745	Goldman Sachs & Co.	12/15/21	(91,986)
USD	1,523,947	DKK	9,575,793	UBS AG	12/15/21	34,240
EUR	15,751	USD	18,438	Credit Suisse AG	12/31/21	(201)
EUR	37,353	USD	43,428	Credit Suisse AG	12/31/21	(179)
EUR	12,644	USD	14,661	Credit Suisse AG	12/31/21	(21)
EUR	10,982	USD	12,781	Credit Suisse AG	12/31/21	(66)
EUR	15,100	USD	17,556	Credit Suisse AG	12/31/21	(72)
EUR	34,271	USD	39,844	Credit Suisse AG	12/31/21	(165)
EUR	18,713	USD	21,779	Credit Suisse AG	12/31/21	(113)
USD	9,393,973	EUR	8,097,471	JPMorgan Chase Bank N.A.	11/17/21	30,571
USD	609,419	EUR	518,394	Credit Suisse AG	12/31/21	9,200
USD	1,692,380	EUR	1,439,600	Credit Suisse AG	12/31/21	25,548
USD	18,025	EUR	15,317	Credit Suisse AG	12/31/21	290
USD	21,131	EUR	18,279	Credit Suisse AG	12/31/21	(33)
USD	24,570	EUR	21,169	Credit Suisse AG	12/31/21	59
USD	14,159	EUR	12,138	Credit Suisse AG	12/31/21	105
USD	28,035	EUR	24,132	Credit Suisse AG	12/31/21	94
USD	48,624	EUR	41,866	Credit Suisse AG	12/31/21	149
GBP	150,000	USD	204,452	Bank of America N.A.	12/15/21	861
GBP	28,916	USD	39,633	JPMorgan Chase Bank N.A.	12/31/21	(49)
USD	809,431	GBP	587,583	Bank of America N.A.	12/15/21	5,174
USD	1,298,018	GBP	950,717	JPMorgan Chase Bank N.A.	12/31/21	(3,491)
USD	36,685	GBP	26,886	JPMorgan Chase Bank N.A.	12/31/21	(121)
USD	31,775	GBP	22,990	JPMorgan Chase Bank N.A.	12/31/21	303
USD	365,291	IDR	5,272,980,276	Goldman Sachs & Co.	12/15/21	(3,720)
JPY	2,951,359	USD	26,627	Bank of America N.A.	12/30/21	(712)
JPY	2,390,426	USD	21,526	Bank of America N.A.	12/30/21	(536)
JPY	3,152,106	USD	28,345	Bank of America N.A.	12/30/21	(668)
JPY	2,701,131	USD	24,254	Bank of America N.A.	12/30/21	(536)
JPY	2,055,312	USD	18,203	Bank of America N.A.	12/30/21	(156)
JPY	2,306,204	USD	20,330	Bank of America N.A.	12/30/21	(80)
JPY	1,778,468	USD	15,579	Bank of America N.A.	12/30/21	37
JPY	2,824,959	USD	24,738	Bank of America N.A.	12/30/21	67
JPY	1,640,480	USD	14,430	Bank of America N.A.	12/30/21	(26)
JPY	2,962,654	USD	26,077	Bank of America N.A.	12/30/21	(63)
JPY	1,894,958	USD	16,650	Bank of America N.A.	12/30/21	(11)
USD	6,733,266	JPY	768,350,872	Bank of America N.A.	11/17/21	(8,818)
USD	717,774	JPY	78,617,016	Bank of America N.A.	12/30/21	27,466
USD	32,376	JPY	3,623,120	Bank of America N.A.	12/30/21	562
KRW	360,542,123	USD	308,578	Goldman Sachs & Co.	12/15/21	(1,954)
USD	392,458	MXN	7,931,978	Morgan Stanley	12/15/21	9,700
USD	252,840	MYR	1,056,744	Goldman Sachs & Co.	12/15/21	(1,544)

NOK	78,674	USD	9,181	UBS AG	12/30/21	127
USD	255,557	NOK	2,226,452	UBS AG	12/15/21	(7,910)
USD	343,728	NOK	2,968,996	UBS AG	12/30/21	(7,557)
USD	10,948	NOK	94,715	UBS AG	12/30/21	(258)
USD	172,697	PLN	658,828	UBS AG	12/15/21	7,716
SEK	1,114,398	USD	129,471	UBS AG	12/15/21	368
USD	212,168	SGD	285,549	Bank of America N.A.	12/15/21	456
USD	441,560	THB	14,496,402	Goldman Sachs & Co.	12/15/21	4,825
						$(78,025)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	15	December 2021	$2,319,398	$(35,572)
Korean Treasury 10-Year Bonds	10	December 2021	1,034,616	(47,940)
U.K. Gilt 10-Year Bonds	17	December 2021	2,906,309	(80,758)
U.S. Treasury 2-Year Notes	116	December 2021	25,433,000	(121,630)
U.S. Treasury 5-Year Notes	100	December 2021	12,175,000	(65,132)
U.S. Treasury 10-Year Ultra Notes	37	December 2021	5,366,156	(11,635)
U.S. Treasury Ultra Bonds	74	December 2021	14,534,062	138,731
			$63,768,541	$(223,936)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	52	December 2021	$6,796,562	$(19,317)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$3,652,000	$274,454	$68,236	$342,690
Markit CDX North America High Yield Index Series 36	Sell	5.00%	6/20/26	$4,500,000	406,175	19,360	425,535
					$680,629	$87,596	$768,225
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,930,430. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $82,764,555, which represented 8.7% of total net assets.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,399,293.
(7)Security is a zero-coupon bond.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,069,076, which includes securities collateral of $1,934,323.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	420,482,817	—	—
Common Stocks	206,981,450	55,772,907	—
Corporate Bonds	—	47,099,027	—
U.S. Treasury Securities	—	45,708,945	—
Sovereign Governments and Agencies	—	41,577,668	—
Collateralized Loan Obligations	—	22,872,617	—
Commercial Paper	—	22,060,112	—
Municipal Securities	—	8,673,107	—
Asset-Backed Securities	—	8,637,875	—
Certificates of Deposit	—	6,219,758	—
Collateralized Mortgage Obligations	—	5,230,343	—
Commercial Mortgage-Backed Securities	—	3,886,716	—
Preferred Stocks	—	3,700,099	—
U.S. Government Agency Mortgage-Backed Securities	—	1,466,615	—
Exchange-Traded Funds	1,037,524	—	—
Temporary Cash Investments	50,565,088	—	—
Temporary Cash Investments - Securities Lending Collateral	1,134,753	—	—
	680,201,632	272,905,789	—
Other Financial Instruments
Futures Contracts	138,731	—	—
Swap Agreements	—	768,225	—
Forward Foreign Currency Exchange Contracts	—	158,514	—
	138,731	926,739	—
Liabilities
Other Financial Instruments
Futures Contracts	217,714	164,270	—
Forward Foreign Currency Exchange Contracts	—	236,539	—
	217,714	400,809	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$28,619	—	—	$(418)	$28,201	541	—	$112
American Century Emerging Markets Bond ETF	—	$9,020	—	(192)	8,828	180	—	63
American Century Focused Dynamic Growth ETF	27,285	—	$38	1,666	28,913	329	$25	—
American Century Focused Large Cap Value ETF	43,638	224	780	88	43,170	703	8	217
American Century Multisector Income ETF	—	36,126	—	(242)	35,884	720	—	178
American Century Quality Diversified International ETF	30,472	—	—	(283)	30,189	585	—	—
American Century STOXX U.S. Quality Growth ETF	47,359	53	4,694	(1,685)	41,033	537	3,644	68
American Century STOXX U.S. Quality Value ETF	62,991	—	9,461	(1,063)	52,467	1,039	602	254
Avantis Emerging Markets Equity ETF	20,680	3,510	—	(425)	23,765	368	—	—
Avantis International Equity ETF	30,672	—	—	479	31,151	482	—	—
Avantis International Small Cap Value ETF	10,202	—	—	155	10,357	156	—	—
Avantis U.S. Equity ETF	62,687	—	—	2,906	65,593	838	—	193
Avantis U.S. Small Cap Value ETF	19,530	—	—	1,402	20,932	266	—	27
	$384,135	$48,933	$14,973	$2,388	$420,483	6,744	$4,279	$1,112
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.